TAXATION	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
TAXATION	NOTE 8 - TAXATION
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AND PER UNIT DATA)
The Group files a consolidated U.S. federal tax return, multiple state tax returns, and a separate UK tax return for the Parent entity. The consolidated taxable income includes an allocable portion of income from the Group’s co-investments with Oaktree and its investment in the Chesapeake Granite Wash Trust. Income taxes are provided for the tax effects of transactions reported in the Group Financial Statements and consist of taxes currently due plus deferred taxes related to differences between the basis of assets and liabilities for financial and income tax reporting.
For the taxable years ended December 31, 2023, 2022, and 2021, the Group had a tax expense of $240,643, benefit of
$178,904 and benefit of $225,694, respectively. The effective tax rate used for the year ended December 31, 2023 was 24.1%, compared to 22.4% for the year ended December 31, 2022 and 41.0% for the year ended December 31, 2021.
The December 31, 2023 effective tax rate was primarily impacted by changes in state taxes as a result of acquisitions and recurring permanent differences. The December 31, 2022 effective tax rate was primarily impacted by changes in state taxes as a result of acquisitions. The December 31, 2021 effective tax rate was primarily impacted by the Group’s recognition of the U.S.
marginal well tax credit available to qualified producers in 2021, who operate lower-volume wells during a low commodity pricing environment. The federal government provides these credits to encourage companies to continue operating lower-
volume wells during periods of low prices to maintain the underlying jobs they create and the state and local tax revenues they generate for communities to support schools, social programs, law enforcement and other similar public services. The U.S.
marginal well tax credit is prescribed by Internal Revenue Code Section 45I and is available for certain natural gas production from qualifying wells. The federal tax credit is intended to provide a benefit for wells producing less than 90 Mcfe per day when market prices for natural gas for the previous tax year are relatively low. The Group benefited from this credit given its portfolio of long-life, low-decline conventional wells. The tax credit was not available for tax year 2023 and 2022 due to improved commodity prices during 2022 and 2021.
The provision for income taxes in the Consolidated Statement of Comprehensive Income is summarized below:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021
Current income tax (benefit) expense
Federal (benefit) expense	$7,289	$(513)	$25,738
State (benefit) expense	5,902	2,841	11,958
Foreign - UK (benefit) expense	—	107	(52)
Total current income tax (benefit) expense	$13,191	$2,435	$37,644
Deferred income tax (benefit) expense
Federal (benefit) expense	$202,133	$(169,531)	$(233,679)
State (benefit) expense	25,460	(11,863)	(29,597)
Foreign - UK (benefit) expense	(141)	55	(62)
Total deferred income tax (benefit) expense	$227,452	$(181,339)	$(263,338)
Total income tax (benefit) expense	$240,643	$(178,904)	$(225,694)
The effective tax rates and differences between the statutory U.S. federal income tax rate and the effective tax rates are summarized as follows:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021
Income (loss) before taxation	$1,000,344	$(799,502)	$(550,900)
Income tax benefit (expenses)	(240,643)	178,904	225,694
Effective tax rate	24.1%	22.4%	41.0%

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021
Expected tax at statutory U.S. federal income tax rate	21.0%	21.0%	21.0%
State income taxes, net of federal tax benefit	3.1%	1.2%	4.4%
Federal credits	—%	—%	15.4%
Other, net	—%	0.2%	0.2%
Effective tax rate	24.1%	22.4%	41.0%
The Group had a net deferred tax asset of $131,206 at December 31, 2023 compared to a net deferred tax asset of $358,666 at
December 31, 2022. The change was primarily due to a poor commodity price environment generating unrealized gains for unsettled derivatives not recognized for tax purposes. The Group had a net deferred tax asset of $358,666 at December 31,
2022 compared to a net deferred tax asset of $176,954 at December 31, 2021. The change was primarily due to an improved commodity price environment generating unrealized losses for unsettled derivatives not recognized for tax purposes. The presentation in the balance sheet takes into consideration the offsetting of deferred tax assets and deferred tax liabilities within the same tax jurisdiction, where permitted. The overall deferred tax position in a particular tax jurisdiction determines if a deferred tax balance related to that jurisdiction is presented within deferred tax assets or deferred tax liabilities.
The following table presents the components of the net deferred tax asset included in non-current assets as of the periods presented:

	December 31, 2023	December 31, 2022
Deferred tax asset
Asset retirement obligations	$103,998	$92,393
Derivative financial instruments	153,057	378,918
Allowance for doubtful accounts	4,235	2,378
Net operating loss carryover	686	3,865
Federal tax credits carryover	163,158	184,975
163(j) interest expense limitation	24,324	15,573
Other	8,695	18,934
Total deferred tax asset	$458,153	$697,036
Deferred tax liability
Amortization and depreciation	$(252,587)	$(255,440)
Investment in partnerships	(74,360)	(82,930)
Total deferred tax liability	$(326,947)	$(338,370)
Net deferred tax asset (liability)	$131,206	$358,666
Balance sheet presentation
Deferred tax asset	$144,860	$371,156
Deferred tax liability	(13,654)	(12,490)
Net deferred tax asset (liability)	$131,206	$358,666
In assessing the realizability of deferred tax assets, the Group considers whether it is probable that some or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or before credits expire. The
Group considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. The Group has determined, at this time, it will have sufficient future taxable income to recognize its deferred tax assets.
The Group reported the effects of deferred tax expense as of and for the year ended December 31, 2023:

	Opening Balance	Consolidated Statement of Comprehensive Income	Other(a)	Closing Balance
Asset retirement obligations	$92,393	$11,605	$—	$103,998
Allowance for doubtful accounts	2,378	1,857	—	4,235
Net operating loss carryover	3,865	(3,179)	—	686
Federal tax credits carryover	184,975	(21,817)	—	163,158
Property, plant, and equipment and natural gas and oil properties	(255,440)	2,853	—	(252,587)
Derivative financial instruments	378,918	(225,861)	—	153,057
Investment in partnerships	(82,930)	8,570	—	(74,360)
163(j) interest expense limitation	15,573	8,751		24,324
Other	18,934	(10,231)	(8)	8,695
Total deferred tax asset (liability)	$358,666	$(227,452)	$(8)	$131,206
(a)Amounts primarily relate to deferred taxes acquired as part of acquisition purchase accounting.
The Group reported the effects of deferred tax expense as of and for the year ended December 31, 2022:

	Opening Balance	Consolidated Statement of Comprehensive Income	Other(a)	Closing Balance
Asset retirement obligations	$114,182	$(21,789)	$—	$92,393
Allowance for doubtful accounts	1,734	644	—	2,378
Net operating loss carryover	562	3,360	(57)	3,865
Federal tax credits carryover	183,460	1,515	—	184,975
Property, plant, and equipment and natural gas and oil properties	(266,987)	11,360	187	(255,440)
Derivative financial instruments	202,802	176,116	—	378,918
Investment in partnerships	(72,105)	(11,068)	243	(82,930)
163(j) interest expense limitation	—	15,573		15,573
Other	13,306	5,628	—	18,934
Total deferred tax asset (liability)	$176,954	$181,339	$373	$358,666
(a)Amounts primarily relate to deferred taxes acquired as part of acquisition purchase accounting.
The Group reported the effects of deferred tax expense as of and for the year ended December 31, 2021:

	Opening Balance	Consolidated Statement of Comprehensive Income	Other(a)	Closing Balance
Asset retirement obligations	$90,949	$19,052	$4,181	$114,182
Allowance for doubtful accounts	2,968	(1,320)	86	1,734
Net operating loss carryover	474	(1,655)	1,743	562
Federal tax credits carryover	99,117	84,343	—	183,460
Property, plant, and equipment and natural gas and oil properties	(244,874)	65,910	(88,023)	(266,987)
Derivative financial instruments	46,237	156,565	—	202,802
Investment in partnerships	—	(67,379)	(4,726)	(72,105)
Other	4,160	7,822	1,324	13,306
Total deferred tax asset (liability)	$(969)	$263,338	$(85,415)	$176,954
(a)Amounts primarily relate to deferred taxes acquired as part of acquisition purchase accounting.
The Group’s material deferred tax assets and liabilities all arise in the U.S.
For U.S. federal tax purposes, the Group is taxed as one consolidated entity. The Group’s co-investments with Oaktree and its investment in the Chesapeake Granite Wash Trust are taxed as partnerships that pass through to the Group’s consolidated return. The Group is subject to additional taxes in its domiciled jurisdiction of the UK. For the years ended December 31, 2023,
2022, and 2021, the Group incurred no tax impact, an expense of $107, and a benefit of $52 in the UK, respectively.
The Group has considered the impact of Pillar Two income taxes and does not expect this to impact current tax expense in the current year.
The Group had no uncertain tax position liabilities as of December 31, 2023, 2022 or 2021.
As of December 31, 2023, the Group had U.S. federal net operating loss carryforwards (“NOLs”) of approximately $1,600, of which $1,504 are subject to limitation. Additionally, the Group had U.S. state NOLs of approximately $4,025, which expire in the years 2035 through 2038.
The Group had U.S. marginal well tax credit carryforwards of approximately $163,158 as of December 31, 2023 compared to
$184,975 as of December 31, 2022. The Group had U.S. marginal well tax credit carryforwards of approximately $184,975 as of
December 31, 2022 compared to $183,460 as of December 31, 2021. As discussed earlier, the federal tax credit is intended to provide a benefit for wells producing less than 90 Mcfe per day when market prices for natural gas are relatively low. Due to the improved commodity price environment in 2022, the Group did not generate federal tax credits for the year ended
December 31, 2023. The tax credits expire in the years 2038 through 2042.
The Group had no U.S. federal capital loss carryforwards as of December 31, 2023 compared to $21,401 as of December 31,
2022. The Group had U.S. federal capital loss carryforwards of $21,401 as of December 31, 2022 compared to $9,904 as of
December 31, 2021. For the year ended December 31, 2023, no capital loss carryforwards expired. The Group utilized all of the existing capital loss carryforward in the amount of $23,102 in 2023, therefore there is no capital loss carryforward going into 2024.
The Group completed a Section 382 study through December 31, 2023 in accordance with the Internal Revenue Code of 1986, as amended. If the Group experiences an ownership change, tax credit carryforwards can be utilized but are limited each year and could expire before they are fully utilized. The study concluded that the Group has not experienced an ownership change as defined by Section 382 since the last ownership change that occurred on January 31, 2018. The Directors expect its tax credit carryforwards, limited by the January 31, 2018 ownership change, to be fully available for utilization by 2024.